MERIDIAN FUND, INC.®

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Contrarian Fund

Meridian Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 3, 2015

to the Prospectus dated October 30, 2015

for Class A Shares, Class C Shares, and Investor Class Shares

The following change has been made to the Funds’ Prospectus dated October 30, 2015 (the “Prospectus”):

The last paragraph on page 27 of the Prospectus is deleted in its entirety and replaced with the following:

“The Funds are authorized to engage in short sales to the maximum extent permissible under applicable law. However, it is not anticipated that short sales will be a material investment activity for any Fund.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MERIDIAN FUND, INC.®

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Contrarian Fund

Meridian Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 3, 2015

to the Prospectus dated October 30, 2015

for Legacy Class Shares and Institutional Class Shares

The following change has been made to the Funds’ Prospectus dated October 30, 2015 (the “Prospectus”):

The last paragraph on page 27 of the Prospectus is deleted in its entirety and replaced with the following:

“The Funds are authorized to engage in short sales to the maximum extent permissible under applicable law. However, it is not anticipated that short sales will be a material investment activity for any Fund.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MERIDIAN FUND, INC.®

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Contrarian Fund

Meridian Small Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 3, 2015

to the Statement of Additional Information dated October 30, 2015

The following changes have been made to the Funds’ Statement of Additional Information dated October 30, 2015 (the “SAI”):

The seventh paragraph on page 3 of the SAI is deleted in its entirety and the following paragraph is added at the end of page 3:

“As a non-fundamental investment policy, each Fund may engage in short sales, which involves selling a security that a Fund borrows and does not own. The Board may impose limits on a Fund’s investments in short sales, and any such limits will be described in the Prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.”

The entire discussion under the heading “Execution of Portfolio Transactions” on page 36 of the SAI, up to and including the first paragraph on page 37 of the SAI, is deleted in its entirety and the following discussion is added in its place:

“Orders for a Fund’s portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser has discretionary authority to select brokers to execute client transactions and negotiate commission rates with these executing brokers consistent with its best execution obligations. The Board will monitor executions of portfolio transactions periodically to ensure that the best execution objective continues to be paramount in the selection of executing broker-dealers. Meridian does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and other qualitative considerations.

The Investment Adviser’s policy is to attempt to obtain the best net price considering both the execution price and the commission rate paid. Trades are typically executed through either an execution-only brokerage firm, an electronic trading system, or a full-service brokerage firm. The following factors are considered when selecting a broker: (1) general execution capability; (2) commission rate; (3) operational capability to communicate, clear and settle transactions; (4) expertise in a certain asset class; (5) historical trading experience; (6) integrity of brokerage personnel; and (7) quality of research services. As a result of any of the above factors, a Fund may pay a higher commission than is available from other brokers.

The Investment Adviser pays for some investment research with a portion of the client commissions (i.e., “soft dollars”) charged on most client transactions. This is accomplished through either a commission sharing arrangement or trading higher volumes with brokers that provide both execution and research. These methods are described in more detail below. The receipt of such research may create an incentive for the Investment Adviser to select or recommend a broker-dealer based on its interest in such services. However, the Investment Adviser limits such arrangements to research and brokerage services within the safe harbor established by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Commission sharing agreements are with brokers providing only execution services whereby a certain percentage of the commission dollars is accrued and used to pay for certain research services provided by approved vendors/broker-dealers. These arrangements provide the Investment Adviser with a better understanding of execution costs vs. investment research costs.

The Funds may also be subject to soft dollar arrangements with brokerage firms that allow the Investment Adviser to receive their proprietary investment research or participate in their investment research events. Under these arrangements, the Investment Adviser is expected to direct a minimum amount of brokerage commissions from client transactions to the brokerage firm, which in turn provides quality research, access to investment conferences or access to company investor meetings.

The Investment Adviser will often purchase and/or sell the same securities for many clients. When possible, the Investment Adviser will aggregate the same transactions in the same securities for many clients having the same or similar investment objectives and guidelines. Clients in an aggregated transaction each receive the same price per share or unit, and will pay the same commission rate.

If a Fund participates in a transaction where the Investment Adviser places more than one order to fill all orders in an aggregated transaction, each client in the aggregated transaction receives the average price paid in all orders placed for clients in the same aggregate transaction in the same security on that day and pays its pro rata share of transaction costs. If the Investment Adviser is unable to fill an aggregated transaction completely, and the Fund receives a partial fill of an aggregated transaction, the Investment Adviser allocates the partially filled transaction pro-ratably based on the full order. A Fund may not be included in certain aggregated transactions because of cash availability or if the Investment Adviser determines that such investment is not consistent with such client’s investment objectives and guidelines. The Investment Adviser receives no additional compensation for such aggregation.

While conflicts may arise in the allocation of investment opportunities among its clients, the Investment Adviser’s overall objective is to allocate securities in a fair and equitable manner, depending on the particular facts and circumstances and the needs and financial objectives of its various clients, such that allocations are not based upon account performance, applicable fee structures or the appearance of otherwise preferential treatment, and tradable position sizes are retained in each portfolio. Furthermore, the Investment Adviser manages each client account in a personalized manner and considers multiple factors in making allocation decisions including: risk profile, asset exposure, cash availability, current and future liquidity needs, investment objectives and guidelines, current issuer or industry exposure, prior allocations, tax lot matching, option pairing, existing and anticipated market conditions as well as other factors deemed by the Investment Adviser to be appropriate in making investment allocation decisions. Allocation decisions are typically made at the moment an order is placed for a security, unless other considerations, consistent with the policies described here, require a later allocation. The Investment Adviser will seek to allocate investment opportunities believed appropriate for one or more of its clients fairly and equitably over time and consistent with the best interests of all clients involved; however, there can be no assurance that a particular investment opportunity will be allocated in any particular manner.

The Investment Adviser may simultaneously recommend the sale of a particular security for one client and the purchase of the same security for another client if such recommendations are consistent with each client’s investment objectives and guidelines. Therefore, opportunities may arise for the Investment Adviser to effect “cross” transactions between client accounts. Consistent with its fiduciary obligations to each client, applicable law, and the requirements of best execution, the Investment Adviser may, under such circumstances, arrange to have the purchase and sale transaction effected directly between our clients (“cross transactions”).

A Fund may, from time to time, participate in an initial public offering (“IPO”) through an underwriter. A Fund may only be allocated a small portion of the total IPO offering. It is the Investment Adviser’s policy to allocate IPOs only to those accounts that the Investment Adviser considers suitable for such transactions and in accordance with our allocation policies described above and applicable FINRA rules.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE